Statement of Cash Flows - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (181,695)	$ (1,111,964)
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest earned on securities held in Trust Account	(1,924)	(2,932,192)
Changes in operating assets and liabilities:
Prepaid insurance	(604,107)	509,554
Accounts payable, accruals and other payables	76,474	2,711,299
Accrued expenses – related party		66,587
Net cash provided by operating activities	(711,252)	(756,716)
Cash flows from investing activities:
Increase in short-term investments	(202,998,782)	(2,999,982)
Net cash used in investing activities	(202,998,782)	(2,999,982)
Cash flows from financing activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,100
Proceeds from sale of Units, net of underwriting discount paid	197,498,815
Proceeds from sale of Private units	7,796,842
Payment of offering costs	(582,540)
Proceeds from Promissory Note	338,038
Repayment of Promissory Note	(338,038)
Proceeds for extension		2,999,982
Net cash used in financing activities	204,738,217	2,999,982
Net increase in cash and cash equivalents	1,028,183	(756,716)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year		1,028,183
Cash and cash equivalents, restricted cash and escrow money receivable at end of year	1,028,183	271,467	$ 1,028,183
Non-cash investing and financing activities:
Accretion of Class A ordinary shares to redemption value		5,934,098
Deferred underwriting fee payable	5,999,964
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss		(15,725,713)	(12,885,300)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds		3,438,950	2,814,474
Depreciation of equipment and software		701,262	1,066,303
Depreciation of right-of-use assets		170,443
Amortization of intangible assets		3,525,388	4,545,804
Step acquisition of a subsidiary		(2,129,515)
Disposal of a subsidiary			(988,666)
Deferred income taxes		113,782	(369,734)
Unrealized foreign exchange loss/(gain)		543,277	(1,736,130)
Changes in operating assets and liabilities:
Accounts receivable		255,732	1,067,408
Prepayments to remittance agents			2,358,628
Amounts due from related parties		(3,418,880)	(1,031,205)
Prepayments, receivables and other assets		(8,433,545)	(1,764,492)
Accounts payable, accruals and other payables		(9,612,845)	9,023,647
Escrow money payable		94,918	22,265
Client money payable		544,998	687,862
Amounts due to related parties		38,769,225	9,269,653
Lease liabilities		(155,561)	(866)
Net cash provided by operating activities		8,681,916	12,079,651
Cash flows from investing activities:
Increase in short-term investments			(458)
Purchases of property, plant and equipment		(532,332)	(405,880)
Acquisition of a subsidiary		(200,000)
Net cash used in investing activities		(732,332)	(406,338)
Cash flows from financing activities:
Dividend paid		(1,912,014)
(Decrease) increase in bank overdrafts		(27,861)	(16,519)
Proceeds from borrowings		1,481,263	4,737,516
Repayment of borrowings		(2,242,961)	(3,646,097)
Proceeds from receivable factoring		3,230,844	12,648,366
Repayment of receivable factoring		(2,796,291)	(13,348,080)
Repayment of convertible bonds		(3,500,000)	(10,500,000)
Net cash used in financing activities		(5,767,020)	(10,124,814)
Net increase in cash and cash equivalents		2,182,564	1,548,498
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year		71,817,139	70,268,641
Cash and cash equivalents, restricted cash and escrow money receivable at end of year	$ 71,817,139	73,999,703	71,817,139
Supplemental disclosure of cash flow information:
Interest paid		(1,203,790)	(3,080,380)
Income taxes paid		$ (1,351,939)	$ (2,133,391)